Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB SUSTAINABLE GLOBAL THEMATIC FUND, INC.
Prospectus Date	rr_ProspectusDate	Nov. 01, 2016
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2016